Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Revenues	$ 3,081,571	$ 3,319,525	$ 2,928,630
Company-operated restaurant expenses:
Food and paper	(1,030,499)	(1,110,240)	(1,012,976)
Payroll and employee benefits	(607,793)	(683,954)	(607,082)
Occupancy and other operating expenses	(803,539)	(842,519)	(752,428)
Royalty fees	(157,886)	(163,954)	(142,777)
General and administrative expenses	(229,324)	(244,664)	(221,075)
Other operating (expenses) income, net	(61,145)	68,577	41,386
Total operating costs and expenses	(2,958,113)	(3,046,590)	(2,750,050)
Operating income	123,458	272,935	178,580
Net interest expense	(52,868)	(68,357)	(66,880)
Loss from derivative instruments	(565)	(7,065)	(3,065)
Foreign currency exchange results	14,874	(14,265)	32,354
Other non-operating income (expenses), net	270	(435)	(2,360)
Income before income taxes	85,169	182,813	138,629
Income tax expense	(48,136)	(53,314)	(59,641)
Net income	37,033	129,499	78,988
Less: Net income attributable to non-controlling interests	(186)	(333)	(178)
Net income attributable to Arcos Dorados Holdings Inc.	$ 36,847	$ 129,166	$ 78,810
Earnings per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.18	$ 0.61	$ 0.37
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.18	$ 0.61	$ 0.37
Product
REVENUES
Revenues	$ 2,932,609	$ 3,162,256	$ 2,803,334
Franchise
REVENUES
Revenues	148,962	157,269	125,296
Company-operated restaurant expenses:
Franchised restaurants – occupancy expenses	$ (67,927)	$ (69,836)	$ (55,098)